Other income (expense) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Investment and interest income		$ 65	$ 66	$ 84
Foreign exchange gains (losses)		(173)	137	(253)
License fee income		111	128	114
Gains (losses) on sale of securities and affiliated companies		176	36	21
Miscellaneous income (loss)		(18)	(45)	0
Other income (expense)		$ 161	$ 322	$ (34)
Third party logistics business, investment
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 120
Equity Method Investment, Percentage Sold	35.00%